INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net	$ 2,858,893	$ 3,244,357
Intellectual Technology [Member]
Amortization Period	10 years	10 years
Intangible assets, gross	$ 3,854,675	$ 3,854,675
Accumulated amortization	995,782	610,318
Intangible assets, net	$ 2,858,893	$ 3,244,357